                                  [PHOTOGRAPH]

================================================================================

                      Smith Barney
[PHOTOGRAPH]          Aggressive Growth
                      Fund Inc.
                      -------------
                      ANNUAL REPORT
                      -------------

                      August 31, 1997


               [LOGO] Smith Barney Mutual Funds
                      Investing for your future.
                      Every day.(sm)

================================================================================

Smith Barney Aggressive
Growth Fund Inc.
================================================================================

The Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation through investment primarily in common stocks of companies that the investment advisor believes are experiencing, or have the potential to experience, growth in earnings or cash flow that exceeds the average growth rate of companies whose securities are included in the S&P 500 Index. They are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management.

Smith Barney Aggressive Growth Fund Inc.'s
Average Annual Total Returns Ended
August 31, 1997

                                                  Without Sales Charges*
                                           -------------------------------------
                                           Class A       Class B        Class C
================================================================================
One-Year                                    49.11%        47.94%         47.97%
--------------------------------------------------------------------------------
Five-Year                                   20.81           N/A            N/A
--------------------------------------------------------------------------------
Ten-Year                                    13.02           N/A            N/A
--------------------------------------------------------------------------------
Since Inception+                            14.97         18.77          20.43
================================================================================

                                                   With Sales Charges**
                                           -------------------------------------
                                           Class A       Class B        Class C
================================================================================
One-Year                                    41.67%        42.94%         46.97%
--------------------------------------------------------------------------------
Five-Year                                   19.57           N/A            N/A
--------------------------------------------------------------------------------
Ten-Year                                    12.44           N/A            N/A
--------------------------------------------------------------------------------
Since Inception+                            14.55         18.66          20.43
================================================================================

 * Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

** Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

 + Inception dates for Class A, B and C shares are October 24, 1983, November 6, 1992 and May 13, 1993, respectively.

================================================================================
 FUND HIGHLIGHT
================================================================================

The Smith Barney Aggressive Growth Fund's Class A shares provided a total return of 49.11% for the year ended August 31, 1997 versus its Lipper Analytical Services Inc. peer group average total return of 26.41% for the same period.

================================================================================
 NASDAQ SYMBOL
================================================================================

           Class A                      SHRAX
           Class B                      SAGBX
           Class C                      SAGCX

================================================================================
 WHAT'S INSIDE
================================================================================
Shareholder Letter ........................................................   1

Historical Performance ....................................................   4

Smith Barney Aggressive Growth Fund Inc.
at a Glance ...............................................................   7

Schedule of Investments ...................................................   8

Statement of Assets and Liabilities .......................................  11

Statement of Operations ...................................................  12

Statements of Changes in Net Assets .......................................  13

Notes to Financial Statements .............................................  14

Financial Highlights ......................................................  17

Independent Auditors' Report ..............................................  22

Tax Information ...........................................................  23

===================
 Shareholder Letter
===================


[PHOTOGRAPH]                                 [PHOTOGRAPH]


HEATH B.                                     RICHARD A.
MCLENDON                                     FREEMAN

Chairman                                     Vice President and
                                             Investment Officer



Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Aggressive Growth Fund Inc. ("Fund") for the year ended August 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. We also provide data for the six-month period ended August 31, 1997, the second half of the Fund's fiscal year. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Fund Performance

For the fiscal year ended August 31, 1997, the Fund had a total return of 49.11%, 47.94% and 47.97% for Class A, B and C shares, respectively. Not only did the Fund outperform the broadly based Russell 2000 Index(1) and Value Line Composite Index-Geometric(2), which we consider a good measure of performance for the kinds of securities held in the Fund, but it also outperformed the Standard & Poor's 500 Composite Index ("S&P 500")(3). In the twelve months ended August 31, 1997, the Russell 2000 Index advanced 28.96% while the Value Line Composite Index registered a gain of 35.67%. In comparison, the S&P 500, an index that is more representative of large capitalization companies, advanced 40.62%. During the most recent six-month period, the Fund's Class A shares had a total return of 22.80% compared with gains of 24.40% and 19.50% for the Russell 2000 and Value Line indices, respectively. The S&P 500 advanced 19.70% in the same period. (All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate and redemption value may be more or less than the original cost.)

We are also pleased to report that, based on data supplied by Lipper Analytical Services, Inc., a leading organization that provides information on the mutual fund industry, for the twelve month period ending August 31, 1997, the Fund's Class A shares ranked 8 out of 251 funds in the capital appreciation category.(4)

We are encouraged that the gains in the Fund in the last six months were broadly based, rather than dependent on just one or two individual securities. EVI Inc., formerly Energy Ventures Inc., was the Fund's leading performer. Based on continued internal growth and a series of acquisitions which added to earnings, the stock of this leading provider of energy service equipment doubled in the last six months and tripled in the Fund's 1997 fiscal year, causing it to become the Fund's fourth-largest holding.

Quantum Corp., a leading supplier of storage products for the computer industry, moved up to become the Fund's second-largest holding, behind Intel Corp.,


----------

1 The Russell 2000 Index is made up of 2,000 of smaller-capitalized U.S.-based companies whose common stocks trade on either the New York, American, or Nasdaq stock exchanges.

2 The Value Line Composite Index-Geometric is composed of the 1,700 stocks tracked by the Value Line Investment Survey.

3 The S&P 500 Index is a capitalization-weighted measure of 500 widely held common stocks.

4 Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       1
after rising nearly 83% in the second half of the Fund's fiscal year. A resurgence was seen in the value of cable television related stocks following several positive developments that affected the group. Most notable was a $1 billion investment made by Microsoft in cable operator Comcast, both holdings of the Fund. After being out of favor for some time, we believe that cable stocks are poised to resume leadership in the stock market as these companies begin to capitalize on new sources of revenue, Internet delivery in particular, available to them. Once again our brokerage-related stocks, Merrill Lynch and Lehman Brothers, performed well as the bull market in stocks continued.

Market Overview

While the stock market continued to make new highs during the past six months, the leadership began to shift away from large-capitalization stocks toward smaller, secondary stocks for the first time in several years. Following many months of speculation, the Federal Reserve Board ("Fed") in late March raised short-term interest rates by 0.25%. Although inflation indices remained quite benign, the Fed feared that if history was any guide, an economy that refused to slow would lead to a pick-up in inflation. In March and April, stock market breadth became quite poor, and investors actually withdrew money from aggressive growth and emerging growth stock mutual funds for several weeks. Many market analysts incorrectly forecast an end to the bull market, which had been under way since 1990. As investors became more confident that the Fed would refrain from raising interest rates at its May meeting, market breadth improved, money flows into mutual funds increased and, reversing a heretofore entrenched pattern, many small-cap stocks outperformed larger ones.

Investment Strategy

We continue to emphasize young, innovative companies in dynamic industries in the Fund that we think possess above-average growth in earnings and/or cash flow over a three- to five-year time frame. While we want this growth potential to be smooth, immediate and predictable, young and innovative companies don't necessarily grow in a straight line. Yet if these companies we target can still post above-average earnings growth, they will typically remain a Fund holding. In addition, we tend to favor companies that sell for P/E multiples less than one times their expected earnings growth rate rather than pay the "stretched" valuations of many large-capitalization companies. (The P/E ratio, or price-to-earnings ratio, is a common method used by investors to determine a stock's relative value. The P/E ratio compares a stock's price to its earnings per share.)

Another key aspect of our investment strategy is to focus on companies with sales and earnings that are not overly dependent on trends in the general economy but rather on new product development. Moreover, we like owning companies where managements are given incentive through stock ownership. When a particular company's stock does not perform well, we want the people in charge to have a vested interest in improving its performance.

Over the years, the Fund's holdings generally reinvest substantial capital back into their respective businesses, with spending on research and development a significant percentage of revenues. In addition, we tend to favor companies that keep their product lines fresh. While capital spending can at times be a drag on a company's near-term earnings, we believe this commitment to the future is a necessary aspect of any successful long-term business strategy.

Market Outlook

We believe that the extreme period of underperformance for small stocks has ended. A nearly 10% advance in the Russell 2000 Index in May signaled a broadening out of the stock market to include more of the types of stocks held in the Fund. We believe that the recent spate of earnings disappointments announced by many highly visible blue-chip companies will further call attention to the favorable valuation characteristics enjoyed by many lesser known smaller-sized companies. The strength of


--------------------------------------------------------------------------------
2                                             1997 Annual Report to Shareholders
the U.S. dollar versus other major currencies has adversely affected the earnings of large multi-national companies. Many smaller companies derive a much greater portion of their earnings from domestically-related businesses and thus are not faced with the adverse impact of currency losses as are their large-cap brethren.

In closing, thank you for your investment in the Smith Barney Aggressive Growth Fund Inc. and your continued confidence in our investment management approach. We look forward to continuing to help you pursue your financial goals.


Sincerely,



/s/ Heath B. McLendon                   /s/ Richard A. Freeman


Heath B. McLendon                       Richard A. Freeman
Chairman                                Vice President and
                                        Investment Officer

September 24, 1997


================================================================================
 Top Ten Holdings*                                         As of August 31, 1997
================================================================================
  1.  Intel Corp.                                                          11.5%
--------------------------------------------------------------------------------
  2.  Quantum Corp.                                                         8.6
--------------------------------------------------------------------------------
  3.  Tyco International Ltd.                                               8.1
--------------------------------------------------------------------------------
  4.  EVI Inc.                                                              5.8
--------------------------------------------------------------------------------
  5.  Westinghouse Electric Corp.                                           5.0
--------------------------------------------------------------------------------
  6.  Chiron Corp.                                                          4.5
--------------------------------------------------------------------------------
  7.  United Healthcare Corp.                                               4.2
--------------------------------------------------------------------------------
  8.  Forest Laboratories Inc., Class A Shares                              4.0
--------------------------------------------------------------------------------
  9.  Genzyme Corp. - General Division                                      4.0
--------------------------------------------------------------------------------
 10.  Lehman Brothers Holdings Inc.                                         4.0
--------------------------------------------------------------------------------

*  As a percentage of total common stocks.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       3

====================================================================================================================================
 Historical Performance -- Class A Shares
====================================================================================================================================
                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning           End             Income         Capital Gain        Total
Year Ended                                            of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/97                                               $28.76           $41.80            $0.00             $0.81           49.11%
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                                33.53            28.76             0.00              2.37           (7.44)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                                26.76            33.53             0.00              1.37           31.95
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                                23.59            26.76             0.00              0.00           13.44
------------------------------------------------------------------------------------------------------------------------------------
8/31/93                                                18.94            23.59             0.00              0.00           24.55
------------------------------------------------------------------------------------------------------------------------------------
8/31/92                                                20.12            18.94             0.00              0.76           (2.42)
------------------------------------------------------------------------------------------------------------------------------------
8/31/91                                                16.16            20.12             0.00              0.94           31.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/90                                                19.25            16.16             0.02              2.03           (6.38)
------------------------------------------------------------------------------------------------------------------------------------
8/31/89                                                13.68            19.25             0.00              0.43           44.97
------------------------------------------------------------------------------------------------------------------------------------
8/31/88                                                21.63            13.68             0.00              2.47          (24.40)
====================================================================================================================================
 Total                                                                                   $0.02            $11.18
====================================================================================================================================

====================================================================================================================================
 Historical Performance -- Class B Shares
====================================================================================================================================
                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning           End             Income         Capital Gain        Total
Year Ended                                            of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/97                                               $27.88           $40.17            $0.00             $0.81           47.94%
-------------------------------------------------------------------------------------------------------------------------------
8/31/96                                                32.82            27.88             0.00              2.37           (8.16)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                                26.42            32.82             0.00              1.37           30.93
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                                23.46            26.42             0.00              0.00           12.62
------------------------------------------------------------------------------------------------------------------------------------
Inception*--8/31/93                                    20.52            23.46             0.00              0.00           14.33+
====================================================================================================================================
 Total                                                                                   $0.00             $4.55
====================================================================================================================================

====================================================================================================================================
 Historical Performance -- Class C Shares
====================================================================================================================================
                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning           End             Income         Capital Gain        Total
Year Ended                                            of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/97                                               $27.91           $40.22            $0.00             $0.81           47.97%
-------------------------------------------------------------------------------------------------------------------------------
8/31/96                                                32.84            27.91             0.00              2.37           (8.12)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                                26.42            32.84             0.00              1.37           31.01
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                                23.47            26.42             0.00              0.00           12.57
------------------------------------------------------------------------------------------------------------------------------------
Inception*--8/31/93                                    21.14            23.47             0.00              0.00           11.02+
====================================================================================================================================
 Total                                                                                   $0.00             $4.55
====================================================================================================================================


--------------------------------------------------------------------------------
4                                             1997 Annual Report to Shareholders

====================================================================================================================================
 Historical Performance -- Class Y Shares
====================================================================================================================================
                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning           End             Income         Capital Gain        Total
Year Ended                                            of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/97                                               $28.84           $42.07            $0.00             $0.81           49.64%
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/96                                   31.86            28.84             0.00              2.37          (10.13)+++
====================================================================================================================================
 Total                                                                                   $0.00             $3.18
====================================================================================================================================

====================================================================================================================================
 Historical Performance -- Class Z Shares
====================================================================================================================================
                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning           End             Income         Capital Gain        Total
Year Ended                                            of Year          of Year          Dividends       Distributions     Returns(1)
====================================================================================================================================
8/31/97                                               $29.20           $42.60            $0.00             $0.81           49.61%
------------------------------------------------------------------------------------------------------------------------------------
8/31/96                                                33.88            29.20             0.00              2.37           (7.07)
------------------------------------------------------------------------------------------------------------------------------------
8/31/95                                                26.94            33.88             0.00              1.37           32.38
------------------------------------------------------------------------------------------------------------------------------------
8/31/94                                                23.67            26.94             0.00              0.00           13.81
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93                                   20.52            23.67             0.00              0.00           15.35+
====================================================================================================================================
 Total                                                                                   $0.00             $4.55
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

====================================================================================================================================
 Average Annual Total Return
====================================================================================================================================
                                                                                Without Sales Charge(1)
                                                   ---------------------------------------------------------------------------------
                                                   Class A           Class B           Class C           Class Y            Class Z
====================================================================================================================================
Year Ended 8/31/97                                  49.11%            47.94%            47.97%            49.64%             49.61%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/97                            20.81               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/97                             13.02               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/97                          14.97             18.77             20.43             20.54++            20.09
====================================================================================================================================

                                                                                 With Sales Charge(2)
                                                   ---------------------------------------------------------------------------------
                                                   Class A           Class B           Class C           Class Y            Class Z
====================================================================================================================================
Year Ended 8/31/97                                  41.67%            42.94%            46.97%            49.64%             49.61%
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/97                            19.57               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/97                             12.44               N/A               N/A               N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 8/31/97                          14.55             18.66             20.43             20.54++            20.09
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       5

================================================================================
 Cumulative Total Return
================================================================================
                                                         Without Sales Charge(1)
================================================================================
Class A (8/31/87 through 8/31/97)                               240.03%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/97)                            129.06
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/97)                            122.61
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/97)                             34.49++
--------------------------------------------------------------------------------
Class Z (Inception* through 8/31/97)                            141.63
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

 * Inception dates for Class A, B, C, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.

 + Total return is not annualized, as it may not be representative of the total return for the year.

++ Performance for Class Y shares is for the period from January 31, 1996 through August 31, 1997 since all Class Y shares redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.


--------------------------------------------------------------------------------
6                                             1997 Annual Report to Shareholders

================================================================================
 Smith Barney Aggressive Growth Fund Inc. at a Glance (unaudited)
================================================================================
Growth of $10,000 Invested in Class A Shares of the
Smith Barney Aggressive Growth Fund Inc. vs. Value Line Composite Index+
--------------------------------------------------------------------------------
                            August 1987--August 1997


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                Value Line         Value Line
                  Smith Barney Aggressive     Composite Index    Composite Index
                      Growth Fund Inc.          (Geometric)        (Arithmetic)
--------------------------------------------------------------------------------
   AUG\1987              $ 9,499                 $10,000             $10,000
   AUG\1988              $ 7,182                 $ 7,992             $10,411
   AUG\1989              $10,412                 $ 9,718             $13,207
   AUG\1990              $ 9,748                 $ 7,304             $10,607
   AUG\1991              $12,854                 $ 8,582             $13,564
   AUG\1992              $12,553                 $ 8,598             $14,744
   AUG\1993              $15,635                 $10,055             $18,292
   AUG\1994              $17,736                 $10,292             $19,801
   AUG\1995              $23,403                 $11,389             $23,093
   AUG\1996              $21,663                 $12,062             $25,798
   AUG\1997              $32,301                 $15,273             $34,306

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1987, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1997. The Value Line Composite Index is composed of approximately 1,700 stocks. The Geometric Index is a geometric average of the daily price percentage change in each stock covering both large and small capitalized companies. The Arithmetic Index is an arithmetic average of the daily price percentage change in each stock covering both large and small capitalized companies. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Industry Diversification of Common Stocks*
--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Biotechnology                                                              15.8%
Broadcasting - Cable                                                        9.7%
Computer Hardware                                                           8.7%
Diversified Technology                                                     11.9%
Energy                                                                      5.8%
Investment Banking Services                                                 5.6%
Managed Health Care Providers                                               5.8%
Pharmaceuticals                                                            10.5%
Semiconductors                                                             17.0%
Wireless Communications                                                     2.7%
Other                                                                       6.5%

*   As a percentage of total common stocks.


Investment Breakdown
--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Foreign Preferred Stock                                                     0.4%
Common Stocks                                                              99.1%
Convertible Preferred Stock                                                 0.5%


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       7

====================================================================================================================================
 Schedule of Investments                                                                                             August 31, 1997
====================================================================================================================================
            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================
COMMON STOCKS -- 99.1%

Biotechnology -- 15.7%
             90,000        Alkermes Inc.+                                                                            $  1,676,250
            525,000        Amgen Inc.+                                                                                 26,020,313
          1,650,000        Chiron Corp.+                                                                               36,918,750
            250,000        Cor Therapeutics Inc.+                                                                       4,125,000
            370,000        Genentech Inc. Special+                                                                     21,136,250
          1,150,000        Genzyme Corp. - General Division+                                                           32,343,750
             61,500        Genzyme Corp. - Tissue Repair+                                                                 661,125
            700,000        Nabi Inc.+                                                                                   4,812,500
            150,000        Virus Research Institute Inc.+                                                                 787,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      128,481,438
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting - Cable -- 9.6%
            125,000        Cablevision Systems Development Corp., Class A Shares+                                       6,273,437
            100,000        Comcast Corp., Class A Shares                                                                2,325,000
            600,000        Comcast Corp., Class A Special Shares                                                       14,062,500
            225,000        Liberty Media Group, Class A Shares+                                                         5,934,375
            500,000        Tele-Communications Inc., Class A Shares+                                                    8,750,000
          1,591,998        Westinghouse Electric Corp.                                                                 40,993,948
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       78,339,260
------------------------------------------------------------------------------------------------------------------------------------
Computer Hardware -- 8.6%
          2,000,000        Quantum Corp.+                                                                              70,125,000
------------------------------------------------------------------------------------------------------------------------------------
Computer Software -- 2.4%
             70,000        Cimatron Ltd.+                                                                                 288,750
            500,000        ComputerVision Corp.+                                                                        1,250,000
             85,100        Microsoft Corp.+                                                                            11,249,156
            150,000        Netscape Communications Corp.+                                                               5,971,875
             50,000        Technology Modeling Association Inc.+                                                          556,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       19,316,031
------------------------------------------------------------------------------------------------------------------------------------
Diversified Technology -- 11.8%
            575,000        C - COR Electronics Inc.+                                                                    7,403,125
            335,000        Drexler Technology Corp.+                                                                    3,978,125
            452,501        Excel Technology Inc.+                                                                       5,939,076
            305,000        GenRad Inc.+                                                                                 8,082,500
            150,000        Indigo N.V. Inc.+                                                                              965,625
             75,000        Kaynar Technologies Inc.+                                                                    1,987,500
            122,500        Photon Dynamics Inc.+                                                                          980,000
            840,000        Tyco International Ltd.                                                                     65,887,500
            100,000        Vivid Technologies Inc.+                                                                     1,625,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       96,848,451
------------------------------------------------------------------------------------------------------------------------------------
Drug Delivery - Testing -- 0.9%
            499,500        Advanced Polymer Systems Inc.+                                                               3,746,250
            170,000        Cygnus Inc.+                                                                                 3,187,500
            115,000        Cytotherapeutics Inc.+                                                                         618,125
             65,000        Metra Biosystems Inc.+                                                                         251,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,803,750
------------------------------------------------------------------------------------------------------------------------------------


                        See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             1997 Annual Report to Shareholders

====================================================================================================================================
 Schedule of Investments (continued)                                                                                 August 31, 1997
====================================================================================================================================
            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================
Energy -- 5.8%
            900,000        EVI Inc.+                                                                                 $ 47,306,250
------------------------------------------------------------------------------------------------------------------------------------
Environmental -- 1.8%
            110,000        Maxim Group Inc.+                                                                            1,870,000
            550,000        Wellman Corp.                                                                               12,512,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,382,500
------------------------------------------------------------------------------------------------------------------------------------
Healthcare - Miscellaneous -- 0.2%
            100,000        Biosite Diagnostics Inc.+                                                                      825,000
             75,000        Edap Tms S.A. ADR+                                                                             525,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,350,000
------------------------------------------------------------------------------------------------------------------------------------
Investment Banking Services -- 5.5%
            750,000        Lehman Brothers Holdings Inc.                                                               32,906,250
            200,000        Merrill Lynch & Co. Inc.                                                                    12,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       45,206,250
------------------------------------------------------------------------------------------------------------------------------------
Machinery -- 0.8%
            500,000        Bridgeport Machines Inc.+                                                                    5,375,000
             75,000        Denison International PLC ADR+                                                               1,406,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,781,250
------------------------------------------------------------------------------------------------------------------------------------
Managed Healthcare Providers -- 5.7%
            134,760        Aetna, Inc.                                                                                 12,861,158
            700,000        United Healthcare Corp.                                                                     34,037,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       46,898,658
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 10.4%
             90,000        Ascent Pediatrics Inc.+                                                                        641,250
             80,000        EP Medsystems Inc.+                                                                            220,000
            800,000        Forest Laboratories Inc., Class A Shares+                                                   32,850,000
          2,000,000        Gensia Sicor Inc.+                                                                          10,500,000
            750,000        IDEC Pharmaceuticals Corp.+                                                                 22,781,250
             30,525        Merck & Co. Inc.                                                                             2,802,576
            120,800        Pfizer Inc.                                                                                  6,689,300
            200,000        Shaman Pharmaceuticals Inc.+                                                                 1,250,000
             50,000        Synaptic Pharmaceutical Corp.+                                                                 631,250
            200,000        Vertex Pharmaceuticals Inc.+                                                                 6,850,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       85,215,626
------------------------------------------------------------------------------------------------------------------------------------
Recreation -- 0.4%
            100,000        Steiner Leisure Ltd.+                                                                        3,050,000
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors -- 16.8%
             60,000        Applied Materials Inc.+                                                                      5,662,500
            550,000        Cirrus Logic Inc.+                                                                           9,453,125
          1,020,000        Intel Corp.                                                                                 93,967,500
            500,000        Micron Technology Inc.+                                                                     22,281,250
            600,000        Standard Microsystems Corp.+                                                                 6,600,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      137,964,375
------------------------------------------------------------------------------------------------------------------------------------
Transportation - Shipping -- 0.1%
             16,000        Gulfmark Offshore International ADR+                                                           500,000
------------------------------------------------------------------------------------------------------------------------------------


                        See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       9

====================================================================================================================================
 Schedule of Investments (continued)                                                                                 August 31, 1997
====================================================================================================================================
            SHARES                                                 SECURITY                                             VALUE
====================================================================================================================================
Wireless Communications -- 2.6%
            700,000        Arch Communications Group Inc.+                                                           $  4,375,000
          1,000,000        California Microwave Inc.+                                                                  16,250,000
            350,000        Telular Corp.+                                                                                 962,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       21,587,500
------------------------------------------------------------------------------------------------------------------------------------
                           TOTAL COMMON STOCKS
                           (Cost -- $437,009,979)                                                                     811,156,339
====================================================================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.5%
             44,940        Aetna, Inc., Class C Shares, Exchange 6.25%
                           (Cost -- $1,702,478)                                                                         3,954,720
====================================================================================================================================
FOREIGN PREFERRED STOCK -- 0.4%
             42,192        Nokia Corp. AB
                           (Cost -- $1,242,554)                                                                         3,269,880
====================================================================================================================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $439,955,011*)                                                                   $818,380,939
====================================================================================================================================

+  Non-income producing security.
*  Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            1997 Annual Report to Shareholders

================================================================================
 Statement of Assets and Liabilities                             August 31, 1997
================================================================================
ASSETS:
     Investments, at value (Cost -- $439,955,011)                  $818,380,939
     Receivable for Fund shares sold                                  6,847,229
     Dividends and interest receivable                                  180,236
     Receivable for securities sold                                      19,999
--------------------------------------------------------------------------------
     Total Assets                                                   825,428,403
--------------------------------------------------------------------------------
LIABILITIES:
     Payable to bank                                                 14,072,447
     Investment advisory fees payable                                   414,431
     Payable for Fund shares purchased                                  210,717
     Administration fees payable                                        137,982
     Distribution fees payable                                           78,958
     Accrued expenses                                                    81,654
--------------------------------------------------------------------------------
     Total Liabilities                                               14,996,189
--------------------------------------------------------------------------------
Total Net Assets                                                   $810,432,214
================================================================================
NET ASSETS:
     Par value of capital shares                                   $    196,098
     Capital paid in excess of par value                            392,974,423
     Accumulated net investment loss                                    (10,811)
     Accumulated net realized gain on security transactions          38,846,576
     Net unrealized appreciation of investments                     378,425,928
--------------------------------------------------------------------------------
Total Net Assets                                                   $810,432,214
================================================================================
Shares Outstanding:
     Class A                                                          7,987,140
     ---------------------------------------------------------------------------
     Class B                                                          4,919,027
     ---------------------------------------------------------------------------
     Class C                                                          1,921,921
     ---------------------------------------------------------------------------
     Class Y                                                          3,759,314
     ---------------------------------------------------------------------------
     Class Z                                                          1,022,356
     ---------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $41.80
     ---------------------------------------------------------------------------
     Class B *                                                           $40.17
     ---------------------------------------------------------------------------
     Class C **                                                          $40.22
     ---------------------------------------------------------------------------
     Class Y (and redemption price)                                      $42.07
     ---------------------------------------------------------------------------
     Class Z (and redemption price)                                      $42.60
     ---------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 5.26% of net asset value per share)           $44.00
================================================================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      11

================================================================================
 Statement of Operations                      For the Year Ended August 31, 1997
================================================================================
INVESTMENT INCOME:
     Dividends                                                     $  1,653,832
     Interest                                                           230,422
     Less: Foreign withholding tax                                       (4,694)
--------------------------------------------------------------------------------
     Total Investment Income                                          1,879,560
--------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 2)                                3,956,238
     Distribution fees (Note 2)                                       2,996,866
     Administration fees (Note 2)                                     1,318,746
     Shareholder and system servicing fees                              608,323
     Registration fees                                                  144,602
     Shareholder communications                                         123,572
     Audit and legal                                                     47,704
     Custody                                                             28,922
     Directors' fees                                                     26,195
     Other                                                               17,984
--------------------------------------------------------------------------------
     Total Expenses                                                   9,269,152
--------------------------------------------------------------------------------
Net Investment Loss                                                  (7,389,592)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                                         103,061,559
        Cost of securities sold                                      63,781,448
--------------------------------------------------------------------------------
     Net Realized Gain                                               39,280,111
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of year                                           142,767,957
        End of year                                                 378,425,928
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        235,657,971
--------------------------------------------------------------------------------
Net Gain on Investments                                             274,938,082
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $267,548,490
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            1997 Annual Report to Shareholders

====================================================================================================================================
 Statements of Changes in Net Assets                                                                 For the Years Ended August 31,
====================================================================================================================================
                                                                                                    1997                   1996
====================================================================================================================================
OPERATIONS:
     Net investment loss                                                                       $  (7,389,592)         $  (6,559,234)
     Net realized gain                                                                            39,280,111             25,009,025
     Increase (decrease) in net unrealized appreciation                                          235,657,971            (62,600,504)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                                           267,548,490            (44,150,713)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gains                                                                          (15,724,994)           (35,706,513)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                   (15,724,994)           (35,706,513)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                                                            679,494,690            543,582,290
     Net asset value of shares issued for reinvestment of dividends                               13,250,651             34,717,118
     Cost of shares reacquired                                                                  (676,253,200)          (445,699,000)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                                          16,492,141            132,600,408
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                                           268,315,637             52,743,182
NET ASSETS:
     Beginning of year                                                                           542,116,577            489,373,395
------------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                                              $ 810,432,214          $ 542,116,577
====================================================================================================================================
* Includes accumulated net investment loss of:                                                      $(10,811)                 $(534)
====================================================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      13

================================================================================
 Notes to Financial Statements
================================================================================

1.   Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, an accumulated net investment loss of $6,945,780 and $20,005 of accumulated net realized gains were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended August 31, 1997, SB received sales charges of approximately $346,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs


--------------------------------------------------------------------------------
14                                            1997 Annual Report to Shareholders

================================================================================
 Notes to Financial Statements (continued)
================================================================================

within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended August 31, 1997, CDSCs paid to SB were approximately:

                                             Class A       Class B      Class C
================================================================================
CDSCs                                        $5,000       $497,000      $7,000
================================================================================

Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended August 31, 1997, total Distribution Plan fees were as follows:

                                             Class A       Class B      Class C
================================================================================
Distribution Plan Fees                       $717,814     $1,601,273    $677,779
================================================================================

All officers and one Director of the Fund are employees of SB.

3.   Investments

During the year ended August 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $114,820,681
--------------------------------------------------------------------------------
Sales                                                                103,061,559
================================================================================

Included in the cost of purchases and proceeds from sales are amounts relating to a merger of a wholly-owned subsidiary of Tyco International Ltd. This merger resulted in a taxable gain of $47,087,000 which was recognized by the Fund.

At August 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $407,143,025
Gross unrealized depreciation                                       (28,717,097)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $378,425,928
================================================================================

4.   Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.   Capital Shares

At August 31, 1997, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

At August 31, 1997, total paid-in capital amounted to the following for each class:

                                                                       Amount
================================================================================
Class A                                                             $ 83,362,561
--------------------------------------------------------------------------------
Class B                                                              135,487,096
--------------------------------------------------------------------------------
Class C                                                               40,032,834
--------------------------------------------------------------------------------
Class Y                                                              117,408,064
--------------------------------------------------------------------------------
Class Z                                                               16,879,966
================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                     15

===============================================================================
 Notes to Financial Statements (continued)
===============================================================================
Transactions in shares of each class were as follows:

                                                                 Year Ended                                   Year Ended
                                                               August 31, 1997                              August 31, 1996+
                                                      ----------------------------------           ---------------------------------
                                                         Shares               Amount                 Shares              Amount
====================================================================================================================================
Class A
Shares sold                                            12,458,917         $ 430,880,504             7,523,319         $ 235,110,800
Shares issued on reinvestment                             219,052             6,860,680               643,970            19,299,781
Shares redeemed                                       (13,470,744)         (465,482,694)           (8,108,128)         (254,682,656)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                  (792,775)        $ (27,741,510)               59,161         $    (272,075)
====================================================================================================================================
Class B
Shares sold                                             4,486,678         $ 148,506,108             5,946,915         $ 183,391,938
Shares issued on reinvestment                             126,231             3,822,271               273,308             7,988,794
Shares redeemed                                        (4,583,116)         (150,883,158)           (4,299,869)         (131,994,037)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                               29,793         $   1,445,221             1,920,354         $  59,386,695
====================================================================================================================================
Class C
Shares sold                                             1,248,662         $  40,857,598             1,351,275         $  41,155,971
Shares issued on reinvestment                              56,833             1,722,597               172,409             5,042,968
Shares redeemed                                        (1,669,256)          (54,155,480)           (1,440,396)          (43,846,451)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                  (363,761)        $ (11,575,285)               83,288         $   2,352,488
====================================================================================================================================
Class Y
Shares sold                                             1,725,792         $  55,549,740             2,410,122         $  75,020,331
Shares issued on reinvestment                                   3                    84                 4,965               148,799
Shares redeemed                                              (107)               (3,752)             (381,461)          (12,168,678)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                            1,725,688         $  55,546,072             2,033,626         $  63,000,452
====================================================================================================================================
Class Z
Shares sold                                               107,263         $   3,700,740               274,419         $   8,903,250
Shares issued on reinvestment                              26,548               845,019                73,748             2,236,776
Shares redeemed                                          (167,718)           (5,728,116)              (94,949)           (3,007,178)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                   (33,907)        $  (1,182,357)              253,218         $   8,132,848
====================================================================================================================================

+ For Class Y shares, transactions are for the period from October 12, 1995 (inception date) to August 31, 1996.


--------------------------------------------------------------------------------
16                                            1997 Annual Report to Shareholders

===============================================================================
 Financial Highlights
===============================================================================
For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                             1997            1996            1995            1994            1993(1)
====================================================================================================================================
Net Asset Value, Beginning of Year                         $28.76          $33.53          $26.76          $23.59           $18.94
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                      (0.33)          (0.31)          (0.34)          (0.32)           (0.21)
   Net realized and unrealized gain (loss)                  14.18           (2.09)           8.48            3.49             4.86
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         13.85           (2.40)           8.14            3.17             4.65
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                       (0.81)          (2.37)          (1.37)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.81)          (2.37)          (1.37)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $41.80          $28.76          $33.53          $26.76           $23.59
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                49.11%          (7.44)%         31.95%          13.44%           24.55%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $333,877        $252,531        $292,402        $180,917         $150,471
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                  1.21%           1.30%           1.37%           1.42%*           1.34%
   Net investment loss                                      (0.93)          (0.97)          (1.05)          (1.23)           (1.01)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                         6%             13%             44%             11%              13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(2)                           $0.06           $0.06              --              --               --
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

* The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.43%.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      17

================================================================================
 Financial Highlights (continued)
================================================================================
For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                              1997            1996             1995           1994          1993(1)(2)
====================================================================================================================================
Net Asset Value, Beginning of Year                          $27.88          $32.82          $26.42         $23.46          $20.52
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                       (0.56)          (0.53)          (0.33)         (0.29)          (0.30)
   Net realized and unrealized gain (loss)                   13.66           (2.04)           8.10           3.25            3.24
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                          13.10           (2.57)           7.77           2.96            2.94
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                        (0.81)          (2.37)          (1.37)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.81)          (2.37)          (1.37)            --              --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                $40.17          $27.88          $32.82         $26.42          $23.46
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 47.94%          (8.16)%         30.93%         12.62%          14.33%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                            $197,559        $136,322         $97,438        $49,741         $18,139
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                   2.01%           2.07%           2.12%          2.22%*          2.18%+
   Net investment loss                                       (1.73)          (1.75)          (1.80)         (2.04)          (1.86)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          6%             13%             44%            11%             13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(3)                            $0.06           $0.06              --             --              --
====================================================================================================================================

(1)  For the period from November 6, 1992 (inception date) to August 31, 1993.

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.23%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.


--------------------------------------------------------------------------------
18                                            1997 Annual Report to Shareholders

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:


Class C Shares                                            1997             1996           1995(1)           1994          1993(2)(3)
====================================================================================================================================
Net Asset Value, Beginning of Year                       $27.91           $32.84           $26.42           $23.47         $21.14
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                    (0.59)           (0.53)           (0.40)           (0.17)         (0.13)
   Net realized and unrealized gain (loss)                13.71            (2.03)            8.19             3.12           2.46
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       13.12            (2.56)            7.79             2.95           2.33
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net realized gains                                        (0.81)           (2.37)           (1.37)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.81)           (2.37)           (1.37)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $40.22           $27.91           $32.84           $26.42         $23.47
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                              47.97%           (8.12)%          31.01%           12.57%         11.02%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $77,297          $63,786          $72,324             $367            $24
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                1.97%            2.06%            2.12%            2.08%*         2.11%+
   Net investment loss                                    (1.68)           (1.75)           (1.80)           (1.90)         (1.76)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       6%              13%              44%              11%            13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(4)                         $0.06            $0.06               --               --             --
====================================================================================================================================

(1)  On November 7, 1994, the former Class D shares were renamed Class C shares.

(2)  For the period from May 13, 1993 (inception date) to August 31, 1993.

(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 2.09%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      19

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:


Class Y Shares                                       1997            1996(1)
================================================================================
Net Asset Value, Beginning of Year                   $28.84          $31.86
--------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                (0.16)          (0.12)
   Net realized and unrealized gain (loss)            14.20           (0.53)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations                   14.04           (0.65)
--------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                 (0.81)          (2.37)
--------------------------------------------------------------------------------
Total Distributions                                   (0.81)          (2.37)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                         $42.07          $28.84
--------------------------------------------------------------------------------
Total Return                                          49.64%         (10.13)%*++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $158,146         $58,641
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                            0.84%           0.84%+
   Net investment loss                                (0.56)          (0.49)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   6%             13%
--------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(2)                     $0.06           $0.06
================================================================================

(1)  For the period from October 12, 1995 (inception date) to August 31, 1996.

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.


--------------------------------------------------------------------------------
20                                            1997 Annual Report to Shareholders

================================================================================
 Financial Highlights (continued)
================================================================================


For a share of each class of capital stock outstanding throughout each year:


Class Z Shares                                            1997            1996          1995(1)          1994           1993(2)(3)
====================================================================================================================================
Net Asset Value, Beginning of Year                       $29.20          $33.88          $26.94          $23.67           $20.52
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                    (0.20)          (0.20)          (0.34)          (0.31)           (0.12)
   Net realized and unrealized gain (loss)                14.41           (2.11)           8.65            3.58             3.27
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       14.21           (2.31)           8.31            3.27             3.15
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                     (0.81)          (2.37)          (1.37)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.81)          (2.37)          (1.37)             --               --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $42.60          $29.20          $33.88          $26.94           $23.67
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                              49.61%          (7.07)%         32.38%          13.81%           15.35%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $43,553         $30,837         $27,209         $24,467          $53,599
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                0.85%           0.93%           1.12%           1.01%*           0.99%+
   Net investment loss                                    (0.57)          (0.61)          (0.80)          (0.83)           (0.67)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                       6%             13%             44%             11%              13%
------------------------------------------------------------------------------------------------------------------------------------
Average commissions per share
   paid on equity transactions(4)                         $0.06           $0.06              --              --               --
====================================================================================================================================

(1)  On November 7, 1994, the former Class C shares were renamed Class Z shares.

(2)  For the period from November 6, 1992 (inception date) to August 31, 1993.

(3) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 * The operating expense ratio excludes interest expense. The operating expense ratio including interest expense would have been 1.02%.

++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      21

================================================================================
 Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Aggressive Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 1994, were audited by other auditors whose report thereon, dated October 7, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.



                                        /s/ KPMG Peat Marwick LLP


New York, New York
October 15, 1997


--------------------------------------------------------------------------------
22                                            1997 Annual Report to Shareholders

================================================================================
 Tax Information (unaudited)
================================================================================

For Federal income tax purposes the Fund hereby designates for the fiscal year ended August 31, 1997:

     o    long term capital gain distributions paid of $15,129,038.





--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      23

                      [This page intentionally left blank]

Smith Barney
Aggressive Growth
Fund Inc.

Directors                              Investment Advisor and Administrator
Paul R. Ades                           Smith Barney Mutual Funds Management Inc.
Herbert Barg
Dwight B. Crane
Frank Hubbard                          Distributor
Heath B. McLendon, Chairman            Smith Barney Inc.
Ken Miller
John F. White
                                       Custodian
Allan R. Johnson, Emeritus             PNC Bank, N.A.


Officers                               Shareholder Servicing Agent
Heath B. McLendon                      First Data Investor Services Group, Inc.
Chief Executive Officer                P.O. Box 9134
                                       Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President and Treasurer
                                       This report is for the information of
Richard A. Freeman                     shareholders of Smith Barney
Vice President and Investment Officer  Aggressive Growth Fund Inc., but it
                                       may also be used as sales literature
Thomas M. Reynolds                     when preceded or accompanied by the
Controller                             current prospectus, which gives
                                       details about charges, expenses,
Christina T. Sydor                     investment objectives and operating
Secretary                              policies of the Fund. If used as sales
                                       material after September 30, 1997,
                                       this report must be accompanied by
                                       performance for the most recently
                                       completed calendar quarter.


                                       SMITH BARNEY
                                       ------------

                                             A Member of TravelersGroup [LOGO]

                                       Smith Barney Aggressive
                                       Growth Fund Inc.
                                       Smith Barney Mutual Funds
                                       388 Greenwich Street
                                       New York, New York 10013


                                       FD0433 10/97